ORGANIZATION (Details)	6 Months Ended
Jun. 30, 2026
Zhongjinke B V I [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke BVI
Registered Location	BVI
Percentage of direct ownership	100% owned by the Zhongjinke
Date of incorporation	May 24, 2022
Principal activities	Investment holdings
Zhongjinke H K [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke HK
Registered Location	Hong Kong
Percentage of direct ownership	100% owned by Zhongjinke BVI
Date of incorporation	June 13, 2022
Principal activities	Investment holdings
Zhongjinke W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke WFOE
Registered Location	Shenzhen
Percentage of direct ownership	100% owned by Zhongjinke HK
Date of incorporation	December 19, 2022
Principal activities	Investment holdings
Galaxy Investment [Member]
Restructuring Cost and Reserve [Line Items]
Name	Galaxy Investment
Registered Location	BVI
Percentage of direct ownership	100% owned by Zhongjinke HK
Date of incorporation	March 16, 2022
Principal activities	Investment holdings
Zhongjinke Shenzhen [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke Shenzhen
Registered Location	Shenzhen
Percentage of direct ownership	99.225% owned by Zhongjinke WFOE and 0.775% owned by Galaxy Investment
Date of incorporation	July 18, 2011
Principal activities	Manufacturing and selling hardware products
Zhongke Precision Components Guangdong Co Ltd Zhongke Components [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongke Precision Components (Guangdong) Co., Ltd. (“Zhongke Components”)
Registered Location	Qingyuan
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	April 16, 2021
Principal activities	Manufacturing and selling hardware products
Nanjing Zhongjinke Hardware Products Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Nanjing Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Nanjing”)
Registered Location	Nanjing
Percentage of direct ownership	51% by Zhongjinke Shenzhen
Date of incorporation	May 3, 2016
Principal activities	Selling hardware products
Z I K Precision H K Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	ZIK Precision HK Limited (“ZJK Precision HK”)
Registered Location	Hong Kong
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	July 27, 2023
Principal activities	Manufacturing and selling hardware products
Z J K Vietnam Precision Components Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	ZJK Vietnam Precision Components Company Limited (“ZJK Precision Vietnam”)
Registered Location	Vietnam
Percentage of direct ownership	93% owned by ZJK Precision HK
Date of incorporation	April 26, 2024
Principal activities	Manufacturing and selling hardware products
Shenzhen Zhongte Fluid Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Zhongte Fluid Technology Co., Ltd.
Registered Location	Shenzhen
Percentage of direct ownership	60% by Zhongjinke Shenzhen
Date of incorporation	May 22, 2025
Principal activities	Manufacturing and selling hardware products
Intel Precision Components Longyan Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Intel Precision Components (Longyan) Co., Ltd. (“Intel Longyan”)
Registered Location	Longyan
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	July 2, 2025
Principal activities	Manufacturing and selling hardware products
Zhongjinke Precision Parts Sichuan Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke Precision Parts (Sichuan) Co., Ltd. (“Zhongjinke Sichuan”)
Registered Location	Meishan
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	August 1, 2025
Principal activities	Manufacturing and selling hardware products